Net Defined Benefit Liabilities (Assets) - Summary of Principal Actuarial Assumptions (Detail)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.24%	3.67%	2.40%
Salary growth rate	1.66%	1.70%	1.82%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.02%	5.51%	6.29%
Salary growth rate	8.96%	8.96%	8.90%